Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000084893
Shareholder Report [Line Items]
Fund Name	Toews Hedged Oceana Fund
Class Name	Fund
Trading Symbol	THIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Hedged Oceana Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 25,061,273
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 194,166
InvestmentCompanyPortfolioTurnover	150.00%
C000084895
Shareholder Report [Line Items]
Fund Name	Toews Hedged U.S. Fund
Class Name	Fund
Trading Symbol	THLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,425,423
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 547,403
InvestmentCompanyPortfolioTurnover	427.00%
C000084896
Shareholder Report [Line Items]
Fund Name	Toews Hedged U.S. Opportunity Fund
Class Name	Fund
Trading Symbol	THSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Hedged U.S. Opportunity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,360,406
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 353,099
InvestmentCompanyPortfolioTurnover	422.00%
C000103841
Shareholder Report [Line Items]
Fund Name	Toews Tactical Defensive Alpha Fund
Class Name	Fund
Trading Symbol	TTDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Tactical Defensive Alpha Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jan. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 52,278,495
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 473,922
InvestmentCompanyPortfolioTurnover	764.00%
C000084894
Shareholder Report [Line Items]
Fund Name	Toews Tactical Income Fund
Class Name	Fund
Trading Symbol	THHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 439,122,871
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 4,705,885
InvestmentCompanyPortfolioTurnover	380.00%
C000127804
Shareholder Report [Line Items]
Fund Name	Toews Unconstrained Income Fund
Class Name	Fund
Trading Symbol	TUIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 52,017,955
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 303,027
InvestmentCompanyPortfolioTurnover	380.00%